Shareholder Report, Line Graph (Details) 195090_AAM Todd International Intrinsic Value ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jul. 24, 2025	Oct. 31, 2025
AAM Todd International Intrinsic Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		AAM Todd International Intrinsic Value ETF NAV
Accumulated Value	$ 10,000	$ 10,450
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	$ 10,000	$ 10,615